CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 3,687	$ 2,944
Marketable securities		4,592
Trade receivables	1,710	2,299
Restricted cash	503	487
Prepaid expenses	191	213
Other current assets	523	550
Total current assets	6,614	11,085
LONG-TERM ASSETS:
Marketable securities	5,839	6,084
Severance pay fund	149	196
Other assets	51	65
Property and equipment, net	560	633
Total long-term assets	6,599	6,978
Total assets	13,213	18,063
CURRENT LIABILITIES:
Trade payables	1,008	1,607
Accrued expenses and other liabilities	1,603	1,470
Deferred revenues	2,332	738
Total current liabilities	4,943	3,815
LONG-TERM LIABILITIES:
Accrued severance pay	359	400
Other long-term liabilities	168
Total long-term liabilities	527	400
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 7,500,000 shares at December 31, 2012 and 2011; Issued: 5,270,930 shares at December 31, 2012 and 2011; Outstanding: 4,159,134 shares at December 31, 2012 and 2011	60	60
Additional paid-in capital	75,860	75,862
Treasury shares at cost - 1,111,796 Ordinary shares at December 31, 2012 and 2011	(17,863)	(17,863)
Accumulated other comprehensive income	1,282	941
Accumulated deficit	(51,596)	(45,152)
Total shareholders' equity	7,743	13,848
Total liabilities and shareholders' equity	$ 13,213	$ 18,063